17010138

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
MAR 29 2017
Washington, DC 20549
CERT NAS
File No. 001-38048

Electronic Mail Only

March 29, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 29, 2017 The Nasdaq Stock Market (the "Exchange") received from Kayne Anderson Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A Common Stock,
and one-third of one Warrant
Class A Common Stock, par value $0.0001 per share
Warrants, each whole warrant exercisable for one share of
Class A Common Stock at an exercise price of $11.50

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery